Receivables And Other Current Assets (Summary of Receivables And Other Current Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
18. Receivables and Other Current Assets
Customer accounts receivable - billed	$ 570	$ 603
Customer accounts receivable - unbilled	286	265
Allowance for credit losses	(22)	(9)
Capitalized transportation capacity	200	272
Income taxes receivable	11	118
Prepaid expenses	50	48
Other current assets	138	189
Receivables and other current assets	$ 1,233	$ 1,486